UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22801

Franklin ETF Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: _5/31

Date of reporting period: 2/29/16

Item 1. Schedule of Investments.

Franklin ETF Trust

Statement of Investments, February 29, 2016 (unaudited)

Franklin Short Duration U.S. Government ETF
	Principal Amount	Value
U.S. Government and Agency Securities 32.0%
Dragon 2012 LLC, secured bond, 1.972%, 3/12/24	$72,682	$73,407
[a] Federal Agricultural Mortgage Corp. Guaranteed Trust 07-1, 144A, 5.125%, 4/19/17	275,000	287,462
FHLB, 1.375%, 6/12/20	1,400,000	1,405,837
FHLB, 5.00%, 11/17/17	1,100,000	1,177,337
FHLMC, 0.75%, 1/12/18	800,000	798,682
FHLMC, 0.875%, 3/07/18	510,000	509,955
FHLMC, 1.25%, 8/01/19	1,500,000	1,508,298
FHLMC, 1.25%, 10/02/19	3,500,000	3,511,686
FHLMC, 1.375%, 5/01/20	1,525,000	1,537,243
FHLMC, 1.75%, 5/30/19	1,250,000	1,275,657
FHLMC, 2.375%, 1/13/22	1,000,000	1,047,745
FHLMC, 3.75%, 3/27/19	1,350,000	1,460,292
FICO, A-P, Strip, 10/06/17	1,000,000	983,083
FICO, D-P, Strip, 9/26/19	1,585,000	1,519,972
FICO, E-P, Strip, 11/02/18	225,000	218,297
FNMA, 0.875%, 2/08/18	1,280,000	1,281,102
FNMA, 1.625%, 1/21/20	1,000,000	1,016,043
FNMA, 1.75%, 6/20/19	3,000,000	3,064,407
FNMA, 1.75%, 9/12/19 - 11/26/19	2,650,000	2,705,326
FNMA, 1.875%, 9/18/18	1,125,000	1,151,230
FNMA, 2.625%, 9/06/24	350,000	369,815
FNMA, 6.625%, 11/15/30	250,000	373,227
FNMA, 7.125%, 1/15/30	250,000	384,495
Israel Government Agency for International Development Bond, 5.50%, 9/18/23	300,000	371,923
Overseas Private Investment Corp., A, zero cpn., 11/15/20	225,000	267,922
Private Export Funding Corp.,
secured note, LL, 2.25%, 3/15/20	1,600,000	1,649,925
senior secured note, MM, 2.30%, 9/15/20	1,550,000	1,595,272
Residual Funding Corp. Principal Strip, senior bond, Strip, 7/15/20	875,000	818,907
TVA, 5.50%, 7/18/17	500,000	531,449
[b] U.S. Treasury Bond, Indexed Linked, 0.625%, 1/15/24	1,469,851	1,510,004
U.S. Treasury Note,
0.625%, 8/31/17	350,000	349,255
0.625%, 9/30/17	2,000,000	1,995,234
0.75%, 12/31/17	2,800,000	2,797,486
0.875%, 8/15/17	750,000	751,171
0.875%, 11/15/17	2,750,000	2,753,759
0.875%, 1/31/18	2,000,000	2,003,046
1.00%, 2/15/18	1,325,000	1,330,254
1.875%, 10/31/17	600,000	610,687
[b] Index Linked, 0.125%, 4/15/17 - 4/15/19	3,083,616	3,115,083
[b] Index Linked, 0.125%, 1/15/23	3,013,672	2,996,328
[b] Index Linked, 0.625%, 7/15/21	3,673,005	3,802,949
[b] Index Linked, 1.375%, 7/15/18	2,555,661	2,678,220
[b] Index Linked, 1.625%, 1/15/18	1,405,630	1,461,938
[b] Index Linked, 2.625%, 7/15/17	644,789	676,739
Ukraine Government Agency for International Development Bonds, 1.844%, 5/16/19	120,000	122,055
Total U.S. Government and Agency Securities (Cost $61,157,968)		61,850,204
Mortgage-Backed Securities 73.6%
[c] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 25.5%
FHLMC, 1.875%, 1/01/28	19,240	19,351
FHLMC, 1.896%, 8/01/24	4,373	4,436
FHLMC, 1.909%, 6/01/20	6,673	6,761
FHLMC, 1.92%, 1/01/26	2,573	2,650
FHLMC, 2.009%, 6/01/37	54,982	57,507
FHLMC, 2.03%, 4/01/37	69,647	72,964
FHLMC, 2.064%, 3/01/35	484,077	510,035
FHLMC, 2.08%, 5/01/36	60,754	63,086
FHLMC, 2.092%, 7/01/29	46,241	48,760
FHLMC, 2.158%, 9/01/36	73,628	76,686
FHLMC, 2.188%, 8/01/34	597,489	627,986

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin ETF Trust

Statement of Investments, February 29, 2016 (unaudited)

Franklin Short Duration U.S. Government ETF (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
[c] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
FHLMC, 2.215%, 11/01/22	$60,045	$63,007
FHLMC, 2.225%, 7/01/33 - 8/01/33	326,575	344,929
FHLMC, 2.249%, 2/01/36	7,205	7,539
FHLMC, 2.25%, 7/01/29	2,521	2,542
FHLMC, 2.266%, 10/01/22	10,233	10,817
FHLMC, 2.276%, 12/01/22	1,967	1,982
FHLMC, 2.315%, 10/01/20	1,903	2,011
FHLMC, 2.32%, 5/01/37	953,817	1,000,242
FHLMC, 2.326%, 4/01/36	277,638	292,677
FHLMC, 2.335%, 4/01/28	104,753	106,554
FHLMC, 2.375%, 3/01/35	1,363,947	1,440,145
FHLMC, 2.376%, 11/01/28	9,746	10,268
FHLMC, 2.389%, 9/01/36	176,004	185,870
FHLMC, 2.392%, 2/01/33	26,197	27,225
FHLMC, 2.398%, 2/01/31	18,099	19,144
FHLMC, 2.408%, 4/01/37	1,504,824	1,574,266
FHLMC, 2.417%, 1/01/36	50,552	53,262
FHLMC, 2.424%, 4/01/29 - 9/01/36	88,255	92,907
FHLMC, 2.428%, 2/01/32	15,191	16,038
FHLMC, 2.435%, 12/01/35	815,694	856,315
FHLMC, 2.45%, 12/01/35	8,487	9,011
FHLMC, 2.471%, 7/01/19	1,293	1,327
FHLMC, 2.475%, 3/01/19 - 10/01/31	20,266	20,808
FHLMC, 2.48%, 11/01/30	6,666	6,919
FHLMC, 2.481%, 11/01/36	847,783	895,219
FHLMC, 2.483%, 10/01/33	95,607	101,426
FHLMC, 2.484%, 9/01/30	1,123	1,183
FHLMC, 2.485%, 9/01/28	3,028	3,119
FHLMC, 2.494%, 6/01/35	23,028	23,993
FHLMC, 2.498%, 10/01/33	368,264	389,057
FHLMC, 2.499%, 5/01/35	12,399	13,131
FHLMC, 2.499%, 10/01/38	3,149,784	3,335,572
FHLMC, 2.50%, 10/01/32 - 1/01/37	566,711	596,825
FHLMC, 2.501%, 7/01/31	4,068	4,250
FHLMC, 2.504%, 1/01/37	48,379	51,261
FHLMC, 2.505%, 1/01/35 - 12/01/35	771,119	813,446
FHLMC, 2.51%, 4/01/37	1,388,860	1,462,971
FHLMC, 2.512%, 7/01/36	851,789	899,109
FHLMC, 2.513%, 9/01/37	1,699,160	1,782,179
FHLMC, 2.515%, 12/01/27 - 11/01/36	655,109	690,549
FHLMC, 2.518%, 3/01/34	44,496	46,999
FHLMC, 2.524%, 10/01/35	422,647	444,731
FHLMC, 2.527%, 2/01/36	186,470	197,020
FHLMC, 2.528%, 11/01/37	1,823,226	1,922,927
FHLMC, 2.53%, 4/01/40	715,648	755,815
FHLMC, 2.534%, 3/01/35	271,147	288,185
FHLMC, 2.535%, 9/01/35 - 1/01/38	673,207	709,927
FHLMC, 2.537%, 12/01/34	273,464	288,118
FHLMC, 2.539%, 2/01/35	113,506	119,556
FHLMC, 2.541%, 12/01/35 - 4/01/36	1,801,413	1,901,982
FHLMC, 2.545%, 12/01/22	14,486	15,080
FHLMC, 2.548%, 1/01/29	5,483	5,704
FHLMC, 2.549%, 10/01/38	180,899	190,248
FHLMC, 2.551%, 5/01/35	878,793	927,832
FHLMC, 2.551%, 5/01/40	2,855,882	3,025,297
FHLMC, 2.553%, 9/01/35 - 4/01/37	414,472	437,434
FHLMC, 2.557%, 9/01/37	2,964,293	3,124,841
FHLMC, 2.558%, 6/01/37	243,351	255,349
FHLMC, 2.562%, 8/01/32	9,478	9,762
FHLMC, 2.563%, 12/01/36	127,824	134,675
FHLMC, 2.564%, 8/01/41	1,982,554	2,088,788

Franklin ETF Trust

Statement of Investments, February 29, 2016 (unaudited)

Franklin Short Duration U.S. Government ETF (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
[c] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
FHLMC, 2.567%, 11/01/33	$461,589	$489,974
FHLMC, 2.573%, 9/01/35	1,468,358	1,550,532
FHLMC, 2.576%, 3/01/35	150,822	158,806
FHLMC, 2.577%, 1/01/36	85,669	90,580
FHLMC, 2.58%, 12/01/35	2,024,242	2,136,526
FHLMC, 2.582%, 9/01/36 - 3/01/37	1,667,005	1,762,101
FHLMC, 2.584%, 1/01/36 - 6/01/41	623,799	662,663
FHLMC, 2.597%, 6/01/34 - 3/01/35	195,527	206,097
FHLMC, 2.599%, 4/01/40	429,158	453,463
FHLMC, 2.601%, 1/01/37	84,714	89,543
FHLMC, 2.602%, 12/01/35	9,893	10,416
FHLMC, 2.606%, 8/01/38	473,511	501,511
FHLMC, 2.608%, 11/01/33	44,397	46,754
FHLMC, 2.613%, 7/01/35	42,363	45,107
FHLMC, 2.619%, 1/01/36	31,912	33,615
FHLMC, 2.622%, 11/01/34	290,102	305,759
FHLMC, 2.623%, 11/01/34	117,314	123,469
FHLMC, 2.625%, 11/01/33 - 1/01/37	60,741	62,735
FHLMC, 2.626%, 6/01/20 - 3/01/33	95,828	100,525
FHLMC, 2.629%, 3/01/36	1,045,095	1,101,868
FHLMC, 2.63%, 3/01/32	8,756	9,243
FHLMC, 2.653%, 12/01/27	2,795	2,872
FHLMC, 2.655%, 8/01/35	5,338	5,470
FHLMC, 2.66%, 1/01/35	438,524	461,157
FHLMC, 2.663%, 9/01/27	766	771
FHLMC, 2.669%, 10/01/33	15,381	15,670
FHLMC, 2.715%, 1/01/36	568,594	597,660
FHLMC, 2.735%, 8/01/34	760,568	809,405
FHLMC, 2.776%, 11/01/33	123,948	130,083
FHLMC, 2.803%, 12/01/35	657,422	699,530
FHLMC, 3.037%, 4/01/18	30,228	32,016
FHLMC, 3.047%, 5/01/33	5,109	5,227
FHLMC, 3.372%, 1/01/42	594,689	626,452
FHLMC, 3.883%, 10/01/36	422,070	440,952
FHLMC, 5.499%, 9/01/30	3,452	3,641
FHLMC, 5.633%, 10/01/28	32,198	32,583
		49,394,363
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.6%
[d] FHLMC, 3.50%, 3/01/46	1,000,000	1,045,723
[c] Federal National Mortgage Association (FNMA) Adjustable Rate 39.8%
FNMA, 1.52%, 1/01/28	1,476	1,485
FNMA, 1.633%, 6/01/40	2,490	2,603
FNMA, 1.68%, 5/01/32	25,689	25,759
FNMA, 1.685%, 7/01/29 - 6/01/34	162,898	167,336
FNMA, 1.693%, 6/01/32	9,256	9,573
FNMA, 1.722%, 11/01/40	3,353	3,519
FNMA, 1.753%, 1/01/31	7,927	8,238
FNMA, 1.807%, 3/01/38	10,526	10,964
FNMA, 1.87%, 12/01/32	12,187	12,993
FNMA, 1.875%, 11/01/17 - 1/01/35	24,463	24,892
FNMA, 1.937%, 1/01/25	3,958	4,076
FNMA, 1.957%, 2/01/36	946,902	976,432
FNMA, 1.975%, 9/01/33	5,195	5,375
FNMA, 1.98%, 11/01/33	11,786	12,200
FNMA, 2.001%, 12/01/34	41,995	43,635
FNMA, 2.005%, 7/01/35	20,292	21,135
FNMA, 2.007%, 11/01/34	28,959	30,150
FNMA, 2.013%, 7/01/28	14,929	15,475
FNMA, 2.018%, 3/01/35	8,880	9,054
FNMA, 2.02%, 5/01/35	14,403	15,037

Franklin ETF Trust

Statement of Investments, February 29, 2016 (unaudited)

Franklin Short Duration U.S. Government ETF (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
[c] Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 2.03%, 3/15/31	$21,752	$22,832
FNMA, 2.05%, 2/01/35 - 11/01/35	118,800	122,650
FNMA, 2.054%, 10/01/36	21,907	22,995
FNMA, 2.057%, 3/15/46	8,162	8,500
FNMA, 2.058%, 2/01/33 - 3/01/34	366,885	380,468
FNMA, 2.064%, 3/01/35	423,617	441,910
FNMA, 2.065%, 6/01/36	49,442	52,056
FNMA, 2.068%, 6/01/35	149,901	156,591
FNMA, 2.07%, 11/01/35	1,848,410	1,925,824
FNMA, 2.07%, 1/01/23 - 4/01/36	33,177	34,728
FNMA, 2.091%, 10/01/34	155,102	160,973
FNMA, 2.111%, 6/01/34	559,555	581,256
FNMA, 2.115%, 3/01/36	5,666	5,990
FNMA, 2.121%, 7/01/35	88,968	93,190
FNMA, 2.128%, 11/01/35	111,122	114,172
FNMA, 2.141%, 7/01/34	37,196	38,887
FNMA, 2.193%, 1/01/33	5,763	6,057
FNMA, 2.196%, 10/01/35	615,435	644,135
FNMA, 2.198%, 9/01/35	184,910	193,835
FNMA, 2.199%, 11/01/35	83,398	87,284
FNMA, 2.215%, 9/01/33	309,845	325,076
FNMA, 2.233%, 11/01/35	189,212	198,429
FNMA, 2.236%, 11/01/35	267,289	280,263
FNMA, 2.239%, 11/01/35	82,562	86,997
FNMA, 2.24%, 11/01/34	69,080	72,361
FNMA, 2.242%, 12/01/24	4,531	4,720
FNMA, 2.244%, 5/01/35	63,119	67,096
FNMA, 2.245%, 2/01/25 - 11/01/35	697,402	731,195
FNMA, 2.248%, 9/01/39	20,754	21,840
FNMA, 2.25%, 10/01/34	13,184	13,854
FNMA, 2.251%, 5/01/33 - 11/01/35	120,494	126,420
FNMA, 2.255%, 9/01/27	17,225	18,007
FNMA, 2.258%, 11/01/35	104,315	109,469
FNMA, 2.262%, 11/01/35	48,879	51,366
FNMA, 2.265%, 6/01/21	1,600	1,622
FNMA, 2.266%, 2/01/35	165,423	171,970
FNMA, 2.269%, 2/01/36	81,113	85,542
FNMA, 2.27%, 11/01/34	97,938	104,073
FNMA, 2.273%, 11/01/35	103,167	108,216
FNMA, 2.275%, 2/01/37	2,162	2,188
FNMA, 2.28%, 10/01/35	37,082	39,375
FNMA, 2.283%, 10/01/35	1,456,188	1,528,016
FNMA, 2.312%, 7/01/36	472,398	500,940
FNMA, 2.318%, 1/01/35	6,089	6,443
FNMA, 2.328%, 7/01/35	507,451	533,786
FNMA, 2.334%, 2/01/35	469,506	494,691
FNMA, 2.336%, 9/01/37	666,998	699,428
FNMA, 2.354%, 4/01/33	49,368	52,163
FNMA, 2.367%, 8/01/37	2,664,543	2,809,729
FNMA, 2.37%, 5/01/39	440,928	465,545
FNMA, 2.371%, 12/01/33	261,375	274,311
FNMA, 2.376%, 5/01/32	5,613	5,884
FNMA, 2.38%, 4/01/35 - 9/01/35	708,279	747,588
FNMA, 2.385%, 4/01/40	1,184,028	1,251,234
FNMA, 2.392%, 4/01/36	495,578	524,413
FNMA, 2.40%, 11/01/35	671,591	710,470
FNMA, 2.402%, 5/01/35	2,746,293	2,903,725
FNMA, 2.404%, 7/01/41	4,386	4,490
FNMA, 2.408%, 8/01/29	684,197	694,150
FNMA, 2.41%, 5/01/39	1,656,652	1,746,046
FNMA, 2.416%, 9/01/35	1,208,814	1,273,261

Franklin ETF Trust

Statement of Investments, February 29, 2016 (unaudited)

Franklin Short Duration U.S. Government ETF (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
[c] Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 2.425%, 3/01/36	$197,242	$207,934
FNMA, 2.427%, 7/01/35	336,632	354,465
FNMA, 2.429%, 11/01/37	747,960	787,003
FNMA, 2.431%, 9/01/37	520,311	548,693
FNMA, 2.433%, 5/01/37 - 4/01/40	681,128	719,707
FNMA, 2.435%, 9/01/35	323,086	341,745
FNMA, 2.439%, 3/01/35 - 1/01/38	1,139,599	1,197,090
FNMA, 2.44%, 5/01/36	25,429	26,721
FNMA, 2.442%, 10/01/33	581,047	613,069
FNMA, 2.444%, 4/01/35	162,759	173,189
FNMA, 2.445%, 9/01/38	419,263	442,557
FNMA, 2.448%, 8/01/36	354,592	376,316
FNMA, 2.45%, 9/01/39	488,173	515,060
FNMA, 2.455%, 4/01/33	7,561	7,878
FNMA, 2.457%, 4/01/36	23,379	24,855
FNMA, 2.462%, 6/01/35	1,394,465	1,470,812
FNMA, 2.463%, 11/01/34 - 7/01/38	1,682,302	1,774,484
FNMA, 2.471%, 9/01/39	178,030	186,556
FNMA, 2.472%, 6/01/35	20,317	21,529
FNMA, 2.473%, 3/01/35 - 6/01/35	408,212	430,980
FNMA, 2.474%, 8/01/39	23,608	25,025
FNMA, 2.476%, 4/01/33 - 8/01/38	1,031,554	1,084,836
FNMA, 2.477%, 3/01/42	1,104,472	1,158,266
FNMA, 2.48%, 6/01/35	615,279	653,396
FNMA, 2.481%, 12/01/34 - 3/01/35	182,964	193,243
FNMA, 2.482%, 9/01/37	1,867,511	1,973,007
FNMA, 2.482%, 6/01/36 - 7/01/40	1,560,538	1,642,164
FNMA, 2.483%, 8/01/36	573,075	603,705
FNMA, 2.485%, 9/01/34	797,408	842,390
FNMA, 2.486%, 12/01/34	62,542	65,471
FNMA, 2.488%, 3/01/37	682,767	721,730
FNMA, 2.489%, 10/01/34 - 12/01/40	1,024,431	1,079,171
FNMA, 2.493%, 11/01/34	538,802	565,241
FNMA, 2.495%, 12/01/34	35,474	37,155
FNMA, 2.497%, 5/01/35	317,684	334,500
FNMA, 2.498%, 9/01/35	587,576	620,854
FNMA, 2.502%, 5/01/37	693,441	737,012
FNMA, 2.503%, 4/01/34 - 1/01/35	191,681	201,987
FNMA, 2.505%, 2/01/35	48,666	51,170
FNMA, 2.505%, 6/01/40	2,564,093	2,694,606
FNMA, 2.506%, 11/01/36 - 3/01/42	1,049,322	1,102,078
FNMA, 2.507%, 5/01/35	449,811	476,780
FNMA, 2.51%, 5/01/35	409,145	431,860
FNMA, 2.512%, 5/01/36	237,313	250,261
FNMA, 2.513%, 2/01/35	180,867	188,843
FNMA, 2.515%, 11/01/33	28,104	29,615
FNMA, 2.519%, 12/01/34	727,005	768,275
FNMA, 2.52%, 1/01/35	73,132	76,492
FNMA, 2.522%, 11/01/33	86,113	91,003
FNMA, 2.525%, 1/01/35	155,391	163,366
FNMA, 2.526%, 4/01/33	2,966,360	3,126,177
FNMA, 2.53%, 5/01/33	46,272	48,877
FNMA, 2.535%, 8/01/36	524,589	553,539
FNMA, 2.538%, 9/01/43	2,020,396	2,129,687
FNMA, 2.54%, 5/01/33	126,413	133,569
FNMA, 2.542%, 1/01/32	111,354	118,213
FNMA, 2.545%, 10/01/39	382,773	405,488
FNMA, 2.546%, 10/01/38	2,571,708	2,712,538
FNMA, 2.548%, 9/01/37	2,385	2,533
FNMA, 2.551%, 10/01/36	182,739	192,686
FNMA, 2.553%, 10/01/34	59,086	62,417

Franklin ETF Trust

Statement of Investments, February 29, 2016 (unaudited)
Franklin Short Duration U.S. Government ETF (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
[c] Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 2.557%, 10/01/33	$6,719	$7,092
FNMA, 2.56%, 9/01/35	171,116	178,361
FNMA, 2.562%, 1/01/35 - 9/01/40	1,612,093	1,703,700
FNMA, 2.565%, 12/01/39	142,940	150,619
FNMA, 2.568%, 2/01/41	445,229	469,819
FNMA, 2.569%, 3/01/36	80,353	84,938
FNMA, 2.569%, 10/01/40	2,394,232	2,521,037
FNMA, 2.582%, 9/01/36	190,323	202,156
FNMA, 2.607%, 3/15/46	204,671	217,789
FNMA, 2.611%, 9/01/36	163,932	173,917
FNMA, 2.614%, 8/01/29	1,793,210	1,888,224
FNMA, 2.615%, 10/01/37	377,444	399,901
FNMA, 2.625%, 10/01/33 - 1/01/35	690,732	727,264
FNMA, 2.626%, 8/01/36	229,897	240,886
FNMA, 2.633%, 9/01/38	370,353	389,253
FNMA, 2.638%, 11/01/34 - 11/01/36	989,794	1,041,021
FNMA, 2.659%, 8/01/33 - 5/01/40	350,264	369,953
FNMA, 2.671%, 7/01/33	7,146	7,535
FNMA, 2.695%, 12/01/35	111,834	118,068
FNMA, 2.72%, 12/01/32	524,318	553,730
FNMA, 2.75%, 1/01/37	130,934	138,355
FNMA, 2.756%, 8/01/37	201,166	212,314
FNMA, 2.787%, 1/01/33	33,872	35,362
FNMA, 2.789%, 7/01/38	20,118	21,069
FNMA, 3.129%, 3/01/36	72,135	76,893
FNMA, 3.488%, 3/01/28	3,443	3,581
FNMA, 3.888%, 4/01/18	1,011	1,011
FNMA, 4.267%, 4/01/18	50,211	53,387
FNMA, 4.50%, 1/01/20	289	287
		76,898,047
Federal National Mortgage Association (FNMA) Fixed Rate 5.9%
[d] FMNA, 3.00%, 3/01/31	900,000	938,637
[d] FNMA, 3.50%, 3/01/46	5,750,000	6,025,483
[d] FNMA, 4.50%, 3/01/46	4,200,000	4,482,351
		11,446,471
Government National Mortgage Association (GNMA) Fixed Rate 1.8%
[d] GNMA II, SF, 3.50%, 3/01/46	3,335,000	3,521,812
Total Mortgage-Backed Securities (Cost $143,070,598)		142,306,416
Total Investments before Short Term Investments (Cost $204,228,566)		204,156,620
	Shares
Short Term Investments (Cost $3,782,156) 1.9%
Money Market Funds 1.9%
[e,f] Institutional Fiduciary Trust Money Market Portfolio	3,782,156	3,782,156
Total Investments (Cost $208,010,722) 107.5%		207,938,776

Other Assets, less Liabilities (7.5)%		(14,517,541)
Net Assets 100.0%		$193,421,235

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the
Fund's Board of Trustees. At February 29, 2016, the value of this security was $287,462, representing 0.15% of net assets.
bPrincipal amount of security is adjusted for inflation.
cThe coupon rate shown represents the rate at period end.
dSecurity purchased on a to-be-announced (TBA) basis.
eSee Note 6 regarding investments in affiliated management investment companies.
fNon-income producing.

Franklin ETF Trust
Statement of Investments, February 29, 2016 (unaudited)
Franklin Short Duration U.S. Government ETF (continued)

At February 29, 2016, the Fund had the following financial futures contracts outstanding. See Note 3.

Financial Futures Contracts
		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Interest Rate Contracts
U.S. Treasury 5 Yr. Note	Short	106	$12,836,766	3/31/16	$—	$(242,983)
U.S. Treasury 10 Yr. Note	Short	81	10,603,406	3/21/16	—	(373,860)
U.S. Treasury Long Bond	Short	15	2,488,125	3/21/16	—	(178,631)
U.S. Treasury Ultra 10 Yr. Note	Short	3	425,953	3/21/16	225	—
Total Financial Futures Contracts					$225	$(795,474)
Net unrealized appreciation (depreciation)						$(795,249)

Abbreviations

Selected Portfolio
FHLB - Federal Home Loan Bank
FICO - Financing Corp.
SF - Single Family
TVA - Tennessee Valley Authority

Franklin ETF Trust

Notes to Statement of Investments (unaudited)

Franklin Short Duration U.S. Government ETF

1. ORGANIZATION

Franklin ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end investment company, consisting of one fund, Franklin Short Duration U.S. Government ETF (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund is an exchange traded fund (ETF) and is actively managed, thus it is not designed to track an index.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time or earlier when the NYSE closes early, on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

The Fund entered into exchange traded financial futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as variation margin payable or receivable.

4. MORTGAGE DOLLAR ROLLS

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. INCOME TAXES

At February 29, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$208,205,078

Unrealized appreciation	686,532
Unrealized depreciation	(952,834)
Net unrealized appreciation (depreciation)	$(266,302)

6. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in an affiliated management investment company for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment company, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.

% of Affiliated
Fund Shares
	Number of Shares			Number of Shares	Value at			Outstanding
	Held at Beginning	Gross	Gross	Held at End	End of	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	Period	Income	Gain (Loss)	of Period

Non-Controlled Affiliates
Institutional Fiduciary Trust
Money Market Portfolio	3,671,921	147,322,324	(147,212,089)	3,782,156	$3,782,156	$ -	$ -	0.02%

7. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of February 29, 2016, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
U.S. Government and Agency Securities	$-	$61,850,204	$-	$61,850,204
Mortgage-Backed Securities	-	142,306,416	-	142,306,416
Short Term Investments	3,782,156	-	-	3,782,156
Total Investments in Securities	$3,782,156	$204,156,620	$-	$207,938,776
Other Financial Instruments:
Futures Contracts	$225	$-	$-	$225

Liabilities:
Other Financial Instruments:
Futures Contracts	$795,474	$-	$-	$795,474

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN ETF TRUST

By  _/s/ Laura F. Fergerson_

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By _/s/ Laura F. Fergerson_

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 26, 2016

By _/s/ Gaston Gardey____

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  April 26, 2016